EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Earnings Per Share

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	59	188	(31)
Number of shares attributable to equity holders of Constellium

(number of shares)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Weighted average number of ordinary shares used to calculate basic earnings per share	136,856,978	134,761,736	110,164,320
Effect of other dilutive potential ordinary shares (A)	5,788,641	3,384,178	—
Weighted average number of ordinary shares used to calculate diluted earnings per share	142,645,619	138,145,914	110,164,320

(A)	For the year ended December 31, 2017 there were 3,291,875 potential ordinary shares that could have a dilutive impact but were considered antidilutive due to negative earnings.
Earnings per share attributable to the equity holders of Constellium

(in Euro per share)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Basic	0.43	1.40	(0.28)
Diluted	0.41	1.37	(0.28)